Segment Information - Net Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 1,978,214	$ 1,965,311	$ 2,141,518
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,031,566	1,020,055	997,755
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	942,009	935,281	909,616
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	89,557	84,774	88,139
Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	648,494	624,573	733,469
Asia Pacific, Japan and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 298,154	$ 320,683	$ 410,294